INVESTMENTS - (Details) ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVESTMENTS
Debt investments		¥ 5,107	¥ 6,157
Equity investments		21,767	19,417
Long-term investments	$ 3,909	¥ 26,874	¥ 25,574